Share-based Payment - Summary of Share-based Payment Arrangements (Parentheticals) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	957,866
Number of share options exercised	1,606,531
New Members [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	650,000
Number of share options exercised	130,000
Existing Members [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised	1,476,531
August 18, 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares settled in stock option plan	661,620
Value of shares settled in stock option plan | R$	R$ 45,777
Number of shares settled in stock option plan	243,660
Value of shares settled in stock option plan | R$	R$ 14,320